SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012 company
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of insurance companies through which the entity conducts operations	4
RLI Ins.
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	50
Mt. Hawley Insurance Company
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	50
RIC
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	48
Contractors Bonding and Insurance Company
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance	50